Pension and Non-pension Post-employment Benefit Plans - Percentages and Assumptions Used in Measuring the Plans (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plans
Weighted average discount rate at December 31 (i) for:
Benefit obligations	2.10%	2.90%	2.50%
Net pension cost	2.90%	2.50%	2.60%
Weighted average rate of compensation increase for:
Benefit obligations	3.80%	4.10%	4.00%
Net pension cost	4.10%	4.00%	3.90%
Pension Plans | Discount rate
Healthcare cost trend rates:
1% Increase	$ (54.5)
1% Decrease	70.6
Pension Plans | Healthcare cost trend rate
Healthcare cost trend rates:
1% Increase	0.0
1% Decrease	$ 0.0
Other Benefit Plans
Weighted average discount rate at December 31 (i) for:
Benefit obligations	2.90%	3.80%	3.60%
Net pension cost	3.80%	3.60%	3.90%
Weighted average rate of compensation increase for:
Benefit obligations	4.60%	4.20%	4.60%
Net pension cost	4.20%	4.60%	4.60%
Healthcare cost trend rates:
Immediate trend	5.30%	5.70%	5.80%
Ultimate trend	4.00%	4.00%	4.50%
Other Benefit Plans | Discount rate
Healthcare cost trend rates:
1% Increase	$ (10.5)
1% Decrease	12.9
Other Benefit Plans | Healthcare cost trend rate
Healthcare cost trend rates:
1% Increase	7.2
1% Decrease	$ (5.9)